Financial Risk Management - Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate (Detail) - Interest rate risk [member]
$ in Millions
12 Months Ended
Dec. 31, 2022 USD ($)
Positive variation impact on net income after income tax [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	100
Income (loss) for fiscal year ended December 31, 2022	$ 3
Negative variation impact on net income after income tax [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	(100)
Income (loss) for fiscal year ended December 31, 2022	$ (3)